EQUITY METHOD INVESTMENTS - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Nov. 08, 2018	Oct. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2011	Mar. 31, 2006
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 52,215	$ 44,385		$ 32,816
Common shares, par value (in dollars per share)			$ 1.00	$ 1.00
Avenir LNG Limited (“Avenir”)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)		25.00%	23.50%
Avenir LNG Limited (“Avenir”)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)			23.50%	23.10%
Equity method investments			$ 47,913	$ 39,984
Ownership percentage after transaction (in percent)	22.50%
Interest costs capitalized			$ 0	$ 900
Avenir LNG Limited (“Avenir”) | Private Placement
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 24,800
Equity shortfall notice					$ 45,000
Number of subsidiary shares sold in transaction (in shares)	110,000		11,000
Common shares, par value (in dollars per share)	$ 1.00				$ 1.00
Shares subscribed but unissued	24,750
Avenir LNG Limited (“Avenir”) | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Schedule of Equity Method Investments [Line Items]
Investment company, committed capital		$ 182,000
Avenir LNG Limited (“Avenir”) | Stolt-Nielsen Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)	45.00%	50.00%
Shares subscribed but unissued	49,500
Avenir LNG Limited (“Avenir”) | Hoegh LNG Holdings Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)	22.50%	25.00%
Shares subscribed but unissued	24,750
Avenir LNG
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 42,750
Aggregate cost			$ 18,000
Egyptian Company for Gas Services S.A.E
Schedule of Equity Method Investments [Line Items]
Common stock purchased (in shares)								500
Common stock purchased, price per share (in dollars per share)								$ 1
Percentage of voting interest acquired (in percent)			50.00%					50.00%
Investee capital share amount called							$ 7,500
Cash paid to maintain equity interest							$ 3,750
Ownership percentage (in percent)							50.00%